Form N-1A Supplement	Aug. 28, 2025
Pear Tree Essex Environmental Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PEAR TREE FUNDS

Supplement
to
Summary Prospectus of Pear Tree Essex Environmental Opportunities Fund dated August 1, 2025
Prospectus of Pear Tree Funds dated August 1, 2025

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

Ordinary Shares (Ticker Symbol: EEOFX)
Institutional Shares (Ticker Symbol: GEOSX)
R6 Shares (Ticker Symbol: GEORX)

August 28, 2025

This Supplement amends as of August 28, 2025 each of the current Summary Prospectus of Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities Fund”) dated August 1, 2025, and the current Prospectus of Pear Tree Funds dated August 1, 2025 with respect to Environmental Opportunities Fund.

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1.       The following information amends and restates as of August 1, 2025 the “Fee Table and Expenses of Environmental Opportunities Fund”.